Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
The following table summarizes the Company’s operating lease commitments on its primary facility at December 31, 2012: (in thousands)

Payments due in:	Amount
2013	$173
2014	178
2015	183
2016	188
2017	16
$738